Commitments and Contingencies (Detail Textuals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Line Items]
Operating lease termination date	May 2022
Office and warehouse rent expense	$ 0.6	$ 0.7
Automobile lease expense	$ 0.3	$ 0.4
Minimum
Commitments and Contingencies Disclosure [Line Items]
Operating leases, renewal options	1 month
Maximum
Commitments and Contingencies Disclosure [Line Items]
Operating leases, renewal options	5 years
Operating lease, lease term	5 years